Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience	$ (3)	$ (2)
Demographic assumption changes	(7)	67
Economic assumption changes	194	(333)
Return on plan assets (excluding interest income)	70	310
Change in effect of asset limit	(37)	5
Total re-measurement effects	217	47
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience		14
Demographic assumption changes	(1)	12
Economic assumption changes	29	(49)
Return on plan assets (excluding interest income)	(1)	33
Total re-measurement effects	$ 27	$ 10